Consolidated statement of cash flows (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Statement of cash flows [Line items]
Purchase of current financial investments	€ 2,104
Proceeds from maturities and sale of current financial investments	2,397
Alcatel Lucent
Statement of cash flows [Line items]
Purchase of current financial investments	724
Proceeds from maturities and sale of current financial investments	€ 724